Asset Sales, Impairments and Exploration Expenses - Summary of Exploration Expenses (Detail) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Geologic And Geophysical Costs				$ 7	$ 6	$ 12
Results of Operations, Dry Hole Costs				24	21	3
Unproved leasehold property impairment, amortization and expiration				54	74	402
Exploration (Note 5)				85	101	417
Exploration Abandonment and Impairment Expense	$ 47	$ 22	$ 40
Other Property
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Results of Operations, Dry Hole Costs					16
Unproved leasehold property impairment, amortization and expiration				26	$ 41
Exploration Abandonment and Impairment Expense				$ 24
Appalachian Basin
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved leasehold property impairment, amortization and expiration						$ 317